Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000175155 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short-Term REIT ETF
Class Name	Nuveen Short-Term REIT ETF
Trading Symbol	NURE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Short-Term REIT ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Short-Term REIT ETF	$36	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35% [1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short-Term REIT ETF (NURE)’s total return at net asset value (NAV) was 6.83% for the 12 months ended December 31, 2024. The Fund’s custom index, the Dow Jones U.S. Select Short-Term REIT Index (DJUSSTRT), returned 7.2%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the Dow Jones U.S. Select REIT Index (DWRTF), which returned 8.1%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

○   Top contributors to the custom index’s relative performance

◾  A lack of exposure to the industrials sector.

◾  An overweight allocation to the residential sector, led by an overweight to Independence Realty Trust, Inc. and Camden Property Trust.

○   Top detractors from the custom index’s relative performance

◾  Security selection in the specialty sector, including a lack of exposure to Digital Realty Trust, Inc. and Equinix, Inc.

◾  An overweight allocation to the hotels/lodging sector, including an overweight allocation to Service Properties Trust and Host Hotels & Resorts, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/19/16)

NAV	6.83%	4.19%	6.52%

S&P 500® Index	25.02%	14.53%	14.60%

Dow Jones U.S. Select REIT Index	8.10%	3.40%	4.79%

Dow Jones U.S. Select Short-Term REIT Index	7.20%	4.58%	6.89%

Performance Inception Date	Dec. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 50,949,224
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 174,969
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$50,949,224

Total number of portfolio holdings	33

Portfolio turnover (%)	29%

Total management fees paid for the year	$174,969

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective June 18, 2024, Lei Liao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA have been added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the December 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the December 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended December 31, 2024 and December 31, 2023, and for the subsequent interim period through February 28, 2025, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

[1]	Annualized for period less than one year.